important information regarding the federated funds

SUPPLEMENT TO CURRENT statements of additional information

Please add the following under the heading entitled, “ INVESTMENT RISKS ..”

“Risks of Investing in Certain MBS

MBS backed by participations in reverse mortgages may carry risks different from and in addition to risks of other MBS. A reverse mortgage is a home loan in which a lender makes a loan to a homeowner based on the equity in the home. To qualify for a reverse mortgage loan, a homeowner must be older than a certain specified age. Unlike a traditional mortgage, there are no scheduled payments of principal or interest. Repayment does not occur until, in most cases, the borrower ceases to own the home (including, as a result of the borrower's death) or to use it as a primary residence. Accordingly, the timing of payments made on these loans (and, by extension, MBS backed by such loans) is uncertain and may occur sooner or later than anticipated. The rate of principal and total amount of interest payments on any reverse mortgage s is based on many factors, including relevant interest rates and borrower mortality, that may in turn affect the value of the pools of such mortgages. Due to the nature of reverse mortgages, they may react differently from traditional mortgages to economic, geographic and other factors. There is a limited amount of historical data regarding the performance of reverse MBS pools.”

The Federated Funds include all of the following registrants (including any of their portfolios and/or share classes):

FEDERATED GNMA TRUST

Institutional Shares
Institutional Service Shares

FEDERATED TOTAL RETURN SERIES, INC.

Federated Mortgage Fund

Institutional Shares
Institutional Service Shares

FEDERATED INCOME TRUST

Institutional Shares
Institutional Service Shares

Federated Managed Pool Series

Federated Mortgage Strategy Portfolio

FEDERATED ADJUSTABLE RATE SECURITIES FUND

Institutional Shares
Institutional Service Shares

FEDERATED INSTITUTIONAL TRUST

Federated Government Ultrashort Duration Fund

Class A Shares
Institutional Shares
Institutional Service Shares

Federated Government Income Securities, Inc.

Class A Shares
Class B Shares
Class C Shares
Class F Shares

June 2, 2011

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450879 (6/11)